Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2013:
Net revenues	$30,751	$31,248	$31,932	$32,830	$126,761
Gross profit	5,577	5,841	6,027	6,338	23,783
Operating profit	1,694	1,972	2,154	2,217	8,037
Income from continuing operations	954	1,125	1,255	1,266	4,600
Loss from discontinued operations, net of tax	—	(1)	(6)	(1)	(8)
Net income	954	1,124	1,249	1,265	4,592
Net loss attributable to noncontrolling interest	—	—	—	—	—
Net income attributable to CVS Caremark	$954	$1,124	$1,249	$1,265	$4,592
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.77	$0.92	$1.03	$1.06	$3.78
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.77	$0.92	$1.03	$1.06	$3.77
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.77	$0.91	$1.02	$1.05	$3.75
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.77	$0.91	$1.02	$1.05	$3.74
Dividends per common share	$0.2250	$0.2250	$0.2250	$0.2250	$0.9000
Stock price: (New York Stock Exchange)
High	$56.07	$60.70	$62.36	$71.99	$71.99
Low	$49.00	$53.94	$56.68	$56.32	$49.00

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2012:
Net revenues	$30,792	$30,694	$30,237	$31,397	$123,120
Gross profit	5,106	5,443	5,645	6,294	22,488
Operating profit	1,397	1,702	1,812	2,299	7,210
Income from continuing operations	772	962	1,010	1,125	3,869
Income (loss) from discontinued operations, net of tax	(1)	(1)	(5)	—	(7)
Net income	771	961	1,005	1,125	3,862
Net loss attributable to noncontrolling interest	1	1	—	—	2
Net income attributable to CVS Caremark	$772	$962	$1,005	$1,125	$3,864
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.60	$0.75	$0.80	$0.91	$3.05
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.91	$3.04
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.02
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.02
Dividends per common share	$0.1625	$0.1625	$0.1625	$0.1625	$0.650
Stock price: (New York Stock Exchange)
High	$45.88	$46.93	$48.69	$49.80	$49.80
Low	$41.01	$43.08	$43.65	$44.33	$41.01

See Note 1 - Significant Accounting Policies (Revenue Recognition - Retail Pharmacy Segment).